Summarized Details of Long-Term Debt (Parenthetical) (Detail) (KRW) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Debt Instrument [Line Items]
Hybrid Financial Instrument, fair value	1,949,390	1,067,457
Hybrid Financial Instrument, valuation gains (losses) (net)	(80,749)	(18,960)
Shinhan Bank | Won Denominated Debt
Debt Instrument [Line Items]
Call options, maturity from issuance date (in years)	30	30
Shinhan Bank | Won Denominated Debt | Upper Limit
Debt Instrument [Line Items]
Term of Call option, after issuance date before exercise (in years)	5	5
Shinhan Bank | Foreign currency-denominated
Debt Instrument [Line Items]
Term of Call option, after issuance date before exercise (in years)	10	10
Call options, maturity from issuance date (in years)	30	30